SCHEDULE OF OTHER INCOME (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2026 USD ($)		Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)		Jun. 30, 2024 JPY (¥)
Notes and other explanatory information [abstract]
Gain on derecognized of right-of-use assets	[1]	$ 952		¥ 154,742	¥ 170,413		¥ 8,212
Gain on lease modification or termination					10,239		102
Gain on disposal property and equipment		1,644	[2]	267,379		[2]		[2]
Government subsidies	[3]						1,305
Others		63		10,222	1,739		6,829
Other income		$ 2,659		¥ 432,343	¥ 182,391		¥ 16,448

[1]	When the sublease is assessed as finance lease, the Company derecognizes the right-of-use asset relating to the head lease that it transfers to the sublessee and recognizes the net investment in sublease in the consolidated statements of financial position. Gain on derecognition of right-of-use assets represents the difference between right-of-use assets derecognized and the net investment in sublease.
[2]	During the year ended June 30, 2026, the Company sold its head-office property in Japan, comprising land, a building and related leasehold improvements, to an independent third party for consideration of JPY910,945 thousand, net of tax and brokerage fee. Upon transfer of legal title of the property in February 2026, the Company derecognized the related assets with an aggregate carrying amount of JPY627,115 thousand and recognized a gain of JPY283,830 thousand. After offsetting losses of JPY16,451 thousand from other retirements and disposals of property and equipment, the Company recognized a net gain on disposal of JPY267,379 thousand.
[3]	It represents the subsidies granted under Carbon Dioxide Emission Reduction Building Subsidy Scheme from the Shizuoka Environment Resources Association of the Japan government and Osaka District Area Revitalization Project Subsidy from the Japan government. There were no unfulfilled conditions nor other contingencies attached to the subsidies.